Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and Other Payables
Trade and Other Payables

(21)    Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Suppliers	731,918	628,992
VAT payable	11,133	13,011
Taxation authorities, withholdings payable	7,986	7,267
Social security payable	23,627	39,191
Other public entities	71,984	92,365
Other payables	114,730	151,834
Current income tax liabilities	15,687	4,516
	862,335	785,342

Suppliers

Details of balances with related parties are shown in note 30.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 29.